Long-term debt (Details 3) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable securitization [Abstract]
Maximum cash proceeds from sale of accounts receivable to unrelated trust.	450
Proceeds from issuance of secured debt	50	250
Weighted-average interest rate of Accounts receivable securitization proceeds received	1.24%	1.18%
Secured amount of accounts receivable	56	281
Accounts Receivable Securitization Extention Date	2014/07/23
Accounts Receivable Securitization Expiration Date	2017/02/01
Capital Leases [Abstract]
Capital lease assets acquired in period		44
Debt relating to capital lease obligation		44
Interest imputed on capital leases	145	209
Net carrying amount of properties which secures the capital lease obligations	668	779
Equipment lease assets [Member]
Capital Leases [Abstract]
Interest rate for capital lease obligations, maximum	8.50%
Interest rate for capital lease obligations, minimum	0.70%
Capital lease obligations maturity start date	Feb. 15, 2015
Capital lease obligations maturity end date	Nov. 30, 2037